SHARE BASED COMPENSATION - Restricted stock (Details) - CNY (¥) ¥ in Thousands			6 Months Ended
	May 27, 2022	Nov. 22, 2018	Jun. 30, 2023	Jun. 30, 2022
Restricted stock
Unrecognized share-based compensation expenses			¥ 0
Restricted stock awards | General and administrative
Restricted stock
Share-based compensation expense			¥ 0	¥ 1,037
Restricted stock awards | Senior employee
Restricted stock
Granted (in shares)		200,000		5,200,000
Vesting percentage		25.00%
Vested (in shares)			0	25,000
Restricted stock awards | Consultant
Restricted stock
Granted (in shares)	200,000